TCW/DW Term Trust 2003
LETTER TO THE SHAREHOLDERS o MARCH 31, 2003

Dear Shareholder:

For the 12 months ended March 31, 2003, the net asset value of TCW/DW Term Trust 2003 decreased from $11.01 to $10.87 per share. Based on this change, and including reinvestment of dividends totaling $0.564 per share, the Trust's total return for the period was 4.09 percent. Over the same period, the market price of the Trust's shares on the New York Stock Exchange (NYSE) increased from $10.65 to $10.73. Based on this change and including reinvestment of dividends, the Trust's total return for the period was 6.13 percent.

The Market

Over the past 12 months, corporate-accounting scandals, terrorism and political tensions in the Middle East and Asia have led many investors to seek the relative safety of the U.S. Treasury market. War events and related uncertainties have dominated the financial markets since the beginning of 2003. The Treasury market rallied as gold rose to multi-year highs and the U.S. dollar fell to multi-year lows. The Federal Reserve has kept the federal funds rate at
1.25 percent since early November, when they implemented a 50-basis-point-rate cut to boost economic growth. The U.S. economy appears to have entered the second Gulf War on a soft note with consumer confidence at a nine-year low due to war concerns, rising energy costs and a stagnant labor market. Housing starts have fallen along with new and existing home sales, although most of the activity in the housing sector remains at historically high levels. Some investors are calling for an interest-rate cut in the near term, but the persistence of geopolitical uncertainties is expected to keep the Fed on hold.

The yield on the 10-year Treasury bond fell to a 44-year low of 3.57 percent in early March, but rose rapidly as the stock market recovered and then rallied again to close at 3.80 percent on March 31, 2003, 160 basis points below its yield one year earlier. Yields on many other Treasuries posted significant declines during the period under review as well, including the 2-year note, which fell 224 basis points to close at 1.48 percent. Mortgage-backed securities underperformed relative to longer duration fixed-income sectors during the interest-rate rallies in the second half of 2002 and in the first quarter of 2003 due to duration shortening. The duration of the Lehman Mortgage Index fell to a record low of 0.81 years in February 2003.

The Portfolio

As of March 31, 2003, approximately 14 percent of the Trust was invested in mortgage pass-through securities issued by agencies of the U.S. government or AAA-rated collateralized mortgage obligations (CMOs) with durations, average lives or expected maturity dates that correspond closely to the termination date of the Trust. An additional 9 percent is invested in inverse floating-rate CMOs issued by U.S. government agencies. Inverse floaters have coupons that reset by a multiple in a direction opposite to that of a specified index. Approximately 51 percent is invested in AAA-rated municipal bonds and short-term investments. The municipal bond holdings play an important role as the Trust seeks to achieve

TCW/DW Term Trust 2003
LETTER TO THE SHAREHOLDERS o MARCH 31, 2003 continued

its objective of returning the original $10 per share offering price to shareholders at maturity. The remaining 26 percent of the Trust was invested in U.S. government agencies obligations. At March 31, 2003, there was no leverage in the Trust.

Looking Ahead

The rate on 30-year fixed-rate mortgages fell to an all-time low of 5.61 percent in the week ended March 7, 2003. The decline in mortgage rates caused consumers to refinance their mortgage loans in record numbers. Demand for mortgage products has been strong and is expected to hold steady. Persistent weakness in the economy coupled with the war in Iraq has also supported the flight-to-quality bid for U.S. Treasuries and mortgage products. We continue to minimize the prepayment rate risk inherent in mortgage-backed securities by focusing on certain collateral types and security structures.

We would like to remind you that the Trustees have approved a procedure whereby the Trust may attempt, when appropriate, to reduce or eliminate a market value discount from net asset value by repurchasing shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase. During this period the Trust did not purchase shares of common stock.

Plan of Liquidation

TCW/DW Term Trust 2003 is scheduled to terminate on or about December 31, 2003. In light of the expected termination of the Trust, the Board of Trustees, on January 28, 2003, adopted a plan of liquidation, which took effect on April 1, 2003. Under this plan, any regular, monthly distributions declared to shareholders after April 1, 2003, (i.e., starting with the distribution declared on April 29, 2003 and paid on May 23, 2003) and up to the Trust's termination date will be deemed to be liquidation distributions.

The Trust's net asset value and NYSE market values will continue to fluctuate in response to changes in market conditions and interest rates. As stated in the Trust's original prospectus, the Trust's income and dividends are expected to decline over the term of the Trust and as the Trust approaches its termination date.

We appreciate your support of TCW/DW Term Trust 2003 and look forward to continuing to serve your investment needs and objectives.


Very truly yours,

/s/ Charles A. Fiumefreddo              /s/ Mitchell M. Merin
--------------------------              ----------------------
Charles A. Fiumefreddo                  Mitchell M. Merin
Chairman of the Board                   President and CEO

TCW/DW Term Trust 2003
RESULTS OF ANNUAL MEETING o MARCH 31, 2003


On October 23, 2002, an annual meeting of the Trust's shareholders was held for the purpose of electing Trustees, the results of which were as follows:

(1)   Election of Trustees:



   Michael Bozic
   For ..................  63,116,303
   Withheld .............     862,553

   Charles A. Fiumefreddo
   For ..................  61,284,863
   Withheld .............   2,693,993

   James F. Higgins
   For ..................  61,313,098
   Withheld .............   2,665,758


The following Trustees were not standing for reelection at this meeting: Edwin
J. Garn, Wayne E. Hedien, Dr. Manuel H. Johnson, Michael E. Nugent and Philip
J. Purcell.

TCW/DW Term Trust 2003
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003


 PRINCIPAL
 AMOUNT IN                                                                              COUPON     MATURITY
 THOUSANDS                                                                               RATE        DATE           VALUE
-----------                                                                         ------------- ---------- ---------------
             Collateralized Mortgage Obligations (22.1%)
             U.S. Government Agencies (16.6%)
$   2,457    Federal Home Loan Mortgage Corp. 1409 S (PAC) .......................    24.36+%     11/15/07   $  3,606,357
   26,984    Federal Home Loan Mortgage Corp. 1465 G (PAC) .......................    7.00        12/15/07     27,986,229
    9,213    Federal Home Loan Mortgage Corp. 1544 M .............................   18.096+      07/15/08     10,936,414
    4,627    Federal Home Loan Mortgage Corp. 1563 SA ............................   13.524+      08/15/08      4,849,576
    1,945    Federal Home Loan Mortgage Corp. 1576 SA ............................   11.39 +      09/15/08      1,990,624
   27,224    Federal Home Loan Mortgage Corp. 1602 PW (PAC) ......................    6.50        12/15/21     28,235,551
    2,638    Federal National Mortgage Assoc. 1993-101 SA (TAC) ..................    9.227+      06/25/08      2,736,771
    2,514    Federal National Mortgage Assoc. 1993-101 SB (TAC) ..................   23.034+      06/25/08      2,774,066
      221    Federal National Mortgage Assoc. 1993-114 SC ........................    9.00 +      07/25/08        220,019
   15,400    Federal National Mortgage Assoc. 1993-135 S .........................   13.928+      07/25/08     17,586,657
    2,058    Federal National Mortgage Assoc. 1993-173 S .........................   16.05 +      09/25/08      2,134,049
    1,950    Federal National Mortgage Assoc. 1993-206 N .........................    6.50        11/25/23      1,947,666
      166    Federal National Mortgage Assoc. 1993-233 J .........................    6.00        06/25/08        167,012
    1,362    Federal National Mortgage Assoc. 1993-63 SD (TAC) ...................   12.799+      05/25/08      1,369,609
      762    Federal National Mortgage Assoc. 1993-65 SC .........................   14.047+      06/25/12        766,397
    5,618    Federal National Mortgage Assoc. 1993-72 SA .........................   15.720+      05/25/08      6,392,790
    4,518    Federal National Mortgage Assoc. 1993-72 S ..........................    8.75 +      05/25/08      4,861,718
      475    Federal National Mortgage Assoc. 1993-86 SD .........................   17.338+      05/25/08        476,597
    9,019    Federal National Mortgage Assoc. 1993-93 SA .........................   17.586+      05/25/08     10,567,259
    5,512    Federal National Mortgage Assoc. 1993-95 SE .........................   18.81 +      06/25/08      6,817,282
    2,745    Federal National Mortgage Assoc. 1993-196 SA ........................   17.33 +      10/25/08      3,237,111
                                                                                                             ------------
             Total U.S. Government Agencies (Cost $123,107,051)...........................................    139,659,754
                                                                                                             ------------
             Private Issues (5.5%)
   14,026    Bear Stearns Mortgage Securities Inc. 1993-8 A7 (PAC) ...............    7.50        08/25/24     14,001,614
    1,802    Bear Stearns Mortgage Securities Inc. 1993-8 A11 (TAC) ..............    7.50        08/25/24      1,797,918
   10,230    General Electric Capital Mortgage Services, Inc. 1994-1 A8 ..........    6.50        01/25/24     10,295,235
    8,262    Prudential Home Mortgage Securities 1993-23 A12 (PAC) ...............    6.50        07/25/08      8,264,059
    5,296    Prudential Home Mortgage Securities 1993-35 A12 .....................    6.75        09/25/08      5,284,187
    7,060    Prudential Home Mortgage Securities 1993-60 A3 (PAC) ................    6.75        12/25/23      7,122,565
                                                                                                             ------------
             Total Private Issues ($45,161,778) ..........................................................     46,765,578
                                                                                                             ------------
             Total Collateralized Mortgage Obligations (Cost $168,268,829) ...............................    186,425,332
                                                                                                             ------------

                        See Notes to Financial Statements

TCW/DW Term Trust 2003
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 continued


 PRINCIPAL
 AMOUNT IN                                                                            COUPON    MATURITY
 THOUSANDS                                                                             RATE       DATE           VALUE
-----------                                                                        ----------- ---------- ---------------
             U.S. Government Agency Obligations (25.8%)
$  10,000    Federal Home Loan Bank .............................................  6.375%      11/14/03   $ 10,319,840
  138,000    Federal Home Loan Mortgage Corp. ...................................  6.375       11/15/03    142,450,776
   34,000    Federal National Mortgage Assoc. ...................................  3.125       11/15/03     34,409,496
   30,000    Federal National Mortgage Assoc. ...................................  4.75        11/14/03     30,659,670
                                                                                                          ------------
             Total U.S. Government Agency Obligations (Cost $216,733,836) .............................    217,839,782
                                                                                                          ------------
             Tax-Exempt Municipal Bonds (9.4%)
             Educational Facilities Revenue (2.3%)
   11,445    Houston Independent School District, Texas, Refg ...................  0.00        08/15/04     11,231,207
    8,100    Spring Independent School District, Texas, Refg Ser 1993 ...........  0.00        02/15/04      8,017,299
                                                                                                          ------------
                                                                                                            19,248,506
                                                                                                          ------------
             Electric Revenue (2.1%)
   17,500    San Antonio, Texas, Electric & Gas Refg Ser A (Ambac) ETM ..........  0.00        02/01/04     17,339,350
                                                                                                          ------------
             General Obligation (2.1%)
    5,000    Scottsdale, Arizona, Refg (Secondary MBIA) .........................  0.00        07/01/04      4,920,300
             Port of Oakland, California,
    3,000       Refg Ser 1993 F (MBIA) ..........................................  0.00        11/01/03      2,979,300
    3,500       Refg Ser 1993 F (MBIA) ..........................................  0.00        11/01/04      3,418,695
    6,500    New Orleans, Louisiana, Refg (Ambac) ...............................  0.00        09/01/04      6,377,215
                                                                                                          ------------
                                                                                                            17,695,510
                                                                                                          ------------
             Hospital Revenue (1.1%)
   10,000    California Statewide Communities Development Authority,
                UniHealth Ser A (Ambac) ETM .....................................  0.00        10/01/04      9,803,100
                                                                                                          ------------
             Other Revenue (0.6%)
    5,460    Rosemont, Illinois, Tax Increment Ser C-3 (FGIC) ...................  0.00        12/01/03      5,418,395
                                                                                                          ------------
             Water & Sewer Revenue (1.2%)
   10,000    Houston Texas, Water & Sewer Jr Lien Ser C (Ambac) .................  0.00        12/01/03      9,922,400
                                                                                                          ------------
             Total Tax-Exempt Municipal Bonds (Cost $75,853,215).......................................     79,427,261
                                                                                                          ------------
             U.S. Government Agency Mortgage Pass-Through Securities (1.1%)
    2,363    Federal Home Loan Mortgage Corp. PC Gold ...........................  6.00        06/01/08      2,487,504
      639    Federal National Mortgage Assoc. ...................................  5.50        02/01/09        671,003
    2,504    Federal National Mortgage Assoc. (ARM) .............................  6.249       08/01/30      2,579,124
    1,425    Federal National Mortgage Assoc. (ARM) .............................  6.627       07/01/30      1,473,027

                        See Notes to Financial Statements

TCW/DW Term Trust 2003
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 continued


 PRINCIPAL
 AMOUNT IN                                                         COUPON     MATURITY
 THOUSANDS                                                          RATE        DATE           VALUE
-----------                                                     ------------ ---------- ---------------
$     580    Federal National Mortgage Assoc. ................  7.00 %       08/01/08   $    619,655
      892    Federal National Mortgage Assoc. ................  7.065        07/01/30        906,104
      499    Federal National Mortgage Assoc. (ARM) ..........  7.39         07/01/30        502,893
                                                                                        ------------
             Total U.S. Government Agency Mortgage Pass-Through Securities                 9,239,310
             (Cost $8,836,380) ......................................................   ------------

             Short-Term Investments (41.1%)
             Commercial Paper (a) (35.8%)
             Banking (5.0%)
   18,000    Citicorp ........................................  1.25         04/11/03     17,993,750
    8,000    Citicorp ........................................  1.20         04/17/03      7,995,733
   16,000    Citicorp ........................................  1.25         04/17/03     15,991,111
                                                                                        ------------
                                                                                          41,980,594
                                                                                        ------------
             Finance Corporate (5.0%)
   17,000    Novartis Finance Corp. ..........................  1.22         04/09/03     16,995,391
   25,000    Novartis Finance Corp. ..........................  1.24         04/21/03     24,982,778
                                                                                        ------------
                                                                                          41,978,169
                                                                                        ------------
             Finance/Rental Leasing (1.8%)
    8,000    International Lease Finance Corp. ...............  1.23         04/21/03      7,994,533
    6,785    Paccar Financial Corp. ..........................  1.22         04/24/03      6,779,711
      750    Paccar Financial Corp. ..........................  1.25         04/25/03        749,375
                                                                                        ------------
                                                                                          15,523,619
                                                                                        ------------
             Financial Conglomerates (4.8%)
    1,000    General Electric Capital Corp. ..................  1.25         04/07/03        999,792
   20,000    General Electric Capital Corp. ..................  1.26         04/07/03     19,995,800
    5,000    General Electric Capital Corp. ..................  1.28         04/07/03      4,998,933
   15,000    General Electric Capital Corp. ..................  1.28         09/22/03     14,906,667
                                                                                        ------------
                                                                                          40,901,192
                                                                                        ------------
             Foods & Beverages (0.9%)
    7,600    Nestle Capital Corp. ............................  1.21         04/10/03      7,597,701
                                                                                        ------------
             Insurance (8.9%)
   33,000    AIG Funding, Inc. ...............................  1.24         04/11/03     32,988,633
   42,000    MetLife Funding, Inc. ...........................  1.23         04/17/03     41,977,040
                                                                                        ------------
                                                                                          74,965,673
                                                                                        ------------

                        See Notes to Financial Statements

TCW/DW Term Trust 2003
PORTFOLIO OF INVESTMENTS o MARCH 31, 2003 continued


 PRINCIPAL
 AMOUNT IN                                                                     COUPON     MATURITY
 THOUSANDS                                                                      RATE        DATE            VALUE
-----------                                                                  ---------- ------------ ---------------
             International Banks (7.6%)
$  24,000    BNP Parabas Finance Inc. .....................................  1.15%       04/16/03    $ 23,988,500
   31,000    Barclays U.S. Funding Inc. ...................................  1.21        06/03/03      30,933,316
    8,000    UBS Finance (DE) LLC .........................................  1.23        04/07/03       7,998,360
    1,000    UBS Finance (DE) LLC .........................................  1.26        04/07/03         999,755
                                                                                                     ------------
                                                                                                       63,919,931
                                                                                                     ------------
             Pharmaceuticals: Major (1.8%)
   15,000    Schering Corp. ...............................................  1.25        04/04/03      14,998,438
                                                                                                     ------------
             Total Commercial Paper (Cost $301,866,927)...........................................    301,865,317
                                                                                                     ------------
             U.S. Government Agency (a) (4.7%)
   40,000    Federal National Mortgage Assoc. (Cost $39,674,633)...........  1.29        11/14/03      39,673,200
                                                                                                     ------------
             Repurchase Agreement (0.6%)
    5,000    The Bank of New York (dated 03/31/03; proceeds $5,000,174) (b)
             (Cost $5,000,000).............................................  1.25        04/01/03       5,000,000
                                                                                                     ------------
             Total Short-Term Investments (Cost $346,541,560).....................................    346,538,517
                                                                                                     ------------
             Total Investments (Cost $816,233,820) (c)...............................     99.5%       839,470,202
             Other Assets in Excess of Liabilities ..................................      0.5          3,875,882
                                                                                         -----       ------------
             Net Assets .............................................................    100.0%      $843,346,084
                                                                                         =====       ============

------------
ARM     Adjustable Rate Mortgage.
ETM     Escrowed to maturity
PC      Participation Certificate.
PAC     Planned Amortization Class.
TAC     Targeted Amortization Class.
 + Inverse floater: interest rate moves inversely to a designated index, such as LIBOR (London Inter-Bank Offered Rate) or COFI (Cost of Funds Index), typically at a multiple of the changes of the relevant index rate. Rate shown is the rate in effect at March 31, 2003.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b)     Collateralized by FNMA ARM 4.163% due 03/01/33 valued at $5,100,000.
(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $23,322,699 and the aggregate gross unrealized depreciation is $86,317, resulting in net unrealized appreciation of $23,236,382.


Bond Insurance:
---------------
Ambac   Ambac Assurance Corporation.
FGIC    Financial Guaranty Insurance Company.
MBIA    Municipal Bond Investors Assurance Corporation.


                        See Notes to Financial Statements

TCW/DW Term Trust 2003
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
March 31, 2003

Assets:
Investments in securities, at value
  (cost $816,233,820)...................    $839,470,202
Cash ...................................         255,289
Interest receivable ....................       5,911,799
Prepaid expenses .......................          53,849
                                            ------------
   Total Assets ........................     845,691,139
                                            ------------
Liabilities:
Payable for:
   Investments purchased ...............       1,749,104
   Management fee ......................         280,316
   Investment advisory fee .............         186,877
Accrued expenses .......................         128,758
                                            ------------
   Total Liabilities ...................       2,345,055
                                            ------------
   Net Assets ..........................    $843,346,084
                                            ============
Composition of Net Assets:
Paid-in-capital ........................    $749,048,490
Net unrealized appreciation ............      23,236,382
Accumulated undistributed net
  investment income ....................      71,705,890
Accumulated net realized loss ..........        (644,678)
                                            ------------
   Net Assets ..........................    $843,346,084
                                            ============
Net Asset Value Per Share,
77,563,380 shares outstanding
(unlimited shares authorized of $.01 par
value) .................................          $10.87
                                                  ======


Statement of Operations
For the year ended March 31, 2003



Net Investment Income:
Interest Income ...............................   $47,227,817
                                                  -----------
Expenses
Management fee ................................     3,342,129
Investment advisory fee .......................     2,228,086
Transfer agent fees and expenses ..............       296,844
Shareholder reports and notices ...............        58,260
Professional fees .............................        56,901
Custodian fees ................................        51,951
Registration fees .............................        15,508
Trustees' fees and expenses ...................        12,382
Other .........................................       104,229
                                                  -----------
   Total Expenses .............................     6,166,290
                                                  -----------
   Net Investment Income ......................    41,061,527
                                                  -----------
Net Realized and Unrealized Loss:
Net realized loss .............................       (64,694)
Net change in unrealized appreciation .........    (7,768,596)
                                                  -----------
   Net Loss ...................................    (7,833,290)
                                                  -----------
Net Increase ..................................   $33,228,237
                                                  ===========

                        See Notes to Financial Statements

TCW/DW Term Trust 2003
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                                     FOR THE YEAR       FOR THE YEAR
                                                                                         ENDED             ENDED
                                                                                    MARCH 31, 2003     MARCH 31, 2002
                                                                                   ----------------   ---------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income ..........................................................    $ 41,061,527      $ 60,630,240
Net realized loss ..............................................................         (64,694)          (24,007)
Net change in unrealized appreciation ..........................................      (7,768,596)        2,176,165
                                                                                    ------------      ------------
  Net Increase .................................................................      33,228,237        62,782,398
Dividends to shareholders from net investment income ...........................     (43,745,150)      (44,006,765)
Net decrease from transactions in shares of beneficial interest ................               -       (20,550,386)
                                                                                    ------------      ------------
  Net Decrease .................................................................     (10,516,913)       (1,774,753)
Net Assets:
Beginning of period ............................................................     853,862,997       855,637,750
                                                                                    ------------      ------------
End of Period
(Including accumulated undistributed net investment income of $71,705,890 and
 $74,237,410, respectively).....................................................    $843,346,084      $853,862,997
                                                                                    ============      ============


                        See Notes to Financial Statements

TCW/DW Term Trust 2003
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003

1. Organization and Accounting Policies

TCW/DW Term Trust 2003 (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Trust's investment objective is to provide a high level of current income and return $10 per share to shareholders on the termination date. The Trust seeks to achieve its objective by investing in high quality fixed-income securities. The Trust was organized as a Massachusetts business trust on January 20, 1993 and commenced operations on April 29, 1993. The Trust will distribute substantially all of its net assets on or about December 31, 2003 and will then terminate.

A. Valuation of Investments -- (1) portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (2) when market quotations are not readily available, including circumstances under which it is determined by TCW Investment Management Company (the "Adviser") that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (3) certain portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Federal Income Tax Policy -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

TCW/DW Term Trust 2003
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 continued

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Management/Investment Advisory Agreements

Pursuant to a Management Agreement, the Trust pays Morgan Stanley Services Company Inc. (the "Manager") a management fee, accrued weekly and payable monthly, by applying the annual rate of 0.39% to the Trust's weekly net assets.

Pursuant to an Investment Advisory Agreement the Trust pays the Adviser an advisory fee, accrued weekly and payable monthly, by applying the annual rate of 0.26% to the Trust's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/prepayments of portfolio securities, excluding short-term investments, for the year ended March 31, 2003 were as follows:



                                                      PURCHASES     SALES/ PREPAYMENTS
                                                   --------------- -------------------
U.S. Government Agencies .........................  $210,765,745       $257,236,964
Private Issue Collateralized Mortgage Obligations             --        155,021,951
Municipal Bonds ..................................            --         45,695,000

Morgan Stanley Trust, an affiliate of the Manager, is the Trust's transfer agent. At March 31, 2003, the Trust had transfer agent fees and expenses payable of approximately $19,000.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                                              CAPITAL PAID
                                                                                               PAR VALUE      IN EXCESS OF
                                                                                 SHARES        OF SHARES       PAR VALUE
                                                                            ---------------   -----------   ---------------
Balance, March 31, 2001 .................................................      79,570,980      $ 795,710     $ 771,829,278
Treasury shares purchased and retired (weighted average discount 5.33%)*       (2,007,600)       (20,076)      (20,530,310)
Reclassification due to permanent book/tax differences ..................              --             --          (224,508)
                                                                               ----------      ---------     -------------
Balance, March 31, 2002 .................................................      77,563,380        775,634       751,074,460
                                                                               ----------      ---------     -------------
Reclassification due to permanent book/tax differences ..................              --             --        (2,801,604)
                                                                               ----------      ---------     -------------
Balance, March 31, 2003 .................................................      77,563,380      $ 775,634     $ 748,272,856
                                                                               ==========      =========     =============

------------
* The Trustees have voted to retire the shares purchased.

TCW/DW Term Trust 2003
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 continued

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes, are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:



                              FOR THE YEAR       FOR THE YEAR
                                  ENDED             ENDED
                             MARCH 31, 2003     MARCH 31, 2002
                            ----------------   ---------------
Ordinary income .........      $43,745,150       $44,006,765

As of March 31, 2003, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income ...........  $13,227,652
Undistributed tax-exempt income .........   58,478,238
                                           -----------
Net accumulated earnings ................   71,705,890
Capital loss carryforward* ..............     (580,380)
Net unrealized appreciation .............   23,172,084
                                           -----------
Total accumulated earnings ..............  $94,297,594
                                           ===========

*As of March 31, 2003, the Fund had a net capital loss carryforward of $580,380 to offset future capital gains to the extent provided by regulations.

As of March 31, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year) and permanent book/tax differences attributable to an expired capital loss carryforward and a non-deductible expense. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,801,604, accumulated undistributed net investment income was credited $152,103 and accumulated net realized loss was credited $2,649,501.

6. Reverse Repurchase and Dollar Roll Agreements

Reverse repurchase and dollar roll agreements involve the risk that the market value of the securities the Trust is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase or dollar roll agreement files for bankruptcy or becomes insolvent, the Trust's use of proceeds may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Trust's obligation to repurchase the securities.

TCW/DW Term Trust 2003
NOTES TO FINANCIAL STATEMENTS o MARCH 31, 2003 continued

Reverse repurchase agreements are collateralized by Trust securities with a market value in excess of the Trust's obligation under the contract. At March 31, 2003, there were no reverse repurchase agreements or dollar rolls outstanding.

7. Dividends

The Trust declared the following dividends from net investment income:


     DECLARATION          AMOUNT          RECORD           PAYABLE
        DATE            PER SHARE          DATE              DATE
--------------------   -----------   ---------------   ---------------
   March 25, 2003        $ 0.03       April 4, 2003    April 17, 2003

On January 28, 2003, the Trust's Board of Trustees adopted a plan of liquidation to take effect on April 1, 2003 whereby any dividend distributions declared to shareholders after that date and up to the Trust's termination date will be deemed liquidating distributions.

8. Litigation

There is one litigation matter pending, a purported class action filed on behalf of the residents of Florida, against some of the Trust's Trustees and officers, one of its underwriters, the lead representative of its underwriters, the Adviser, the Manager and other defendants -- but not against the Trust. This matter, currently pending in Florida State Court, generally alleges violations of state statutory and common law in connection with the marketing of the Trust to customers of one of the underwriters. The action has been settled subject to Court approval.

TCW/DW Term Trust 2003
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                                                                            FOR THE YEAR ENDED MARCH 31,
                                                         ------------------------------------------------------------------
                                                             2003         2002         2001          2000          1999
                                                         ------------ ------------ ------------ ------------- -------------
Selected Per Share Data:
Net asset value, beginning of period ...................   $ 11.01      $ 10.75      $  9.91      $ 10.36       $ 10.11
                                                           -------      -------      -------      -------       -------
Income (loss) from investment operations:
 Net investment income .................................      0.53*        0.78*        0.63*        0.73*         0.74
 Net realized and unrealized gain (loss) ...............     (0.11)        0.03         0.76        (0.57)         0.09
                                                         ----------   ---------    ---------    ---------       -------
Total income from investment operations ................      0.42         0.81         1.39         0.16          0.83
                                                         ----------   ---------    ---------    ---------       -------
Less dividends from net investment income ..............     (0.56)       (0.56)       (0.59)       (0.64)        (0.63)
                                                         ----------   ----------   ----------   ---------       --------
Anti-dilutive effect of acquiring treasury shares* .....        --         0.01         0.04         0.03          0.05
                                                         ----------   ----------   ----------   ---------       --------
Net asset value, end of period .........................   $ 10.87      $ 11.01      $ 10.75      $  9.91       $ 10.36
                                                         ==========   ==========   ==========   =========       ========
Market value, end of period ............................   $ 10.73      $ 10.65      $ 10.13      $ 8.875      $  9.375
                                                         ==========   ==========   ==========   =========       ========
Total Return+ ..........................................      6.13%       10.91%       21.43%        1.46 %       10.56%

Ratios to Average Net Assets:
Operating expenses .....................................      0.72%        0.74%        0.73%        0.73%         0.74%
Interest expense .......................................        --         0.69%        2.62%        2.38%         2.40%
Total expenses .........................................      0.72%        1.43%        3.35%        3.11%         3.14%
Net investment income ..................................      4.79%        7.09%        6.21%        7.31%         6.93%

Supplemental Data:
Net assets, end of period, in thousands ................  $843,346     $853,863     $855,638     $831,317      $905,779
Portfolio turnover rate ................................        33%           1%           5%          6%            --

------------
* The per share amounts were computed using an average number of shares outstanding during the period.

+ Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan. Total return does not reflect brokerage commissions.

                        See Notes to Financial Statements

TCW/DW Term Trust 2003
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of TCW/DW Term Trust 2003:

We have audited the accompanying statement of assets and liabilities of TCW/DW Term Trust 2003 (the "Trust"), including the portfolio of investments, as of March 31, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TCW/DW Term Trust 2003 as of March 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche LLP
New York, New York
May 7, 2003


                       2003 Federal Tax Notice (unaudited)

      Of the Trust's ordinary income dividends paid during the fiscal year ended March 31, 2003, 0.27% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

TCW/DW Term Trust 2003
TRUSTEE AND OFFICER INFORMATION

Independent Trustees:


                                                         Term of
                                                       Office and
                                       Position(s)      Length of
       Name, Age and Address of         Held with         Time
         Independent Trustee            Registrant       Served*
------------------------------------- ------------- ----------------
Michael Bozic (62)                    Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        April 1994
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                    Trustee       Since
c/o Summit Ventures LLC                             January 1993
1 Utah Center
201 S. Main Street
Salt Lake City, UT

Wayne E. Hedien (68)                  Trustee       Since
c/o Mayer, Brown, Rowe & Maw                        September 1997
Counsel to the Independent Trustees
1675 Broadway
New York, NY



                                                                                          Number of
                                                                                        Portfolios in
                                                                                            Fund
                                                                                           Complex
       Name, Age and Address of                                                           Overseen
         Independent Trustee             Principal Occupation(s) During Past 5 Years    by Trustee**
------------------------------------- ------------------------------------------------ --------------
Michael Bozic (62)                    Retired; Director or Trustee of the Morgan       123
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and TCW/DW Term Trust 2003;
Counsel to the Independent Trustees   formerly Vice Chairman of Kmart Corporation
1675 Broadway                         (December 1998-October 2000), Chairman and
New York, NY                          Chief Executive Officer of Levitz Furniture
                                      Corporation (November 1995-November 1998)
                                      and President and Chief Executive Officer
                                      of Hills Department Stores (May 1991-July
                                      1995); formerly variously Chairman, Chief
                                      Executive Officer, President and Chief
                                      Operating Officer (1987-1991) of the Sears
                                      Merchandise Group of Sears, Roebuck & Co.

Edwin J. Garn (70)                    Director or Trustee of the Morgan Stanley        123
c/o Summit Ventures LLC               Funds and TCW/DW Term Trust 2003; formerly
1 Utah Center                         United States Senator (R-Utah) (1974-1992)
201 S. Main Street                    and Chairman, Senate Banking Committee
Salt Lake City, UT                    (1980-1986); formerly Mayor of Salt Lake City,
                                      Utah (1971-1974), Astronaut, Space Shuttle
                                      Discovery (April 12-19, 1985) and Vice
                                      Chairman, Huntsman Corporation (chemical
                                      company); member of the Utah Regional
                                      Advisory Board of Pacific Corp.

Wayne E. Hedien (68)                  Retired; Director or Trustee of the Morgan       123
c/o Mayer, Brown, Rowe & Maw          Stanley Funds and TCW/DW Term Trust 2003;
Counsel to the Independent Trustees   formerly associated with the Allstate
1675 Broadway                         Companies (1966-1994), most recently as
New York, NY                          Chairman of The Allstate Corporation
                                      (March 1993-December 1994) and Chairman
                                      and Chief Executive Officer of its
                                      wholly-owned subsidiary, Allstate
                                      Insurance Company (July 1989-December
                                      1994).



       Name, Age and Address of
         Independent Trustee                 Other Directorships Held by Trustee
------------------------------------- ------------------------------------------------
Michael Bozic (62)                    Director of Weirton Steel Corporation.
c/o Mayer, Brown, Rowe & Maw
Counsel to the Independent Trustees
1675 Broadway
New York, NY

Edwin J. Garn (70)                    Director of Franklin Covey (time management
c/o Summit Ventures LLC               systems), BMW Bank of North America, Inc.
1 Utah Center                         (industrial loan corporation), United Space
201 S. Main Street                    Alliance (joint venture between Lockheed Martin
Salt Lake City, UT                    and the Boeing Company) and Nuskin Asia
                                      Pacific (multilevel marketing); member of
                                      the board of various civic and charitable
                                      organizations.

Wayne E. Hedien (68)                  Director of The PMI Group Inc. (private
c/o Mayer, Brown, Rowe & Maw          mortgage insurance); Trustee and Vice
Counsel to the Independent Trustees   Chairman of The Field Museum of Natural
1675 Broadway                         History; director of various other
New York, NY                          business and charitable organizations.

TCW/DW Term Trust 2003
TRUSTEE AND OFFICER INFORMATION continued


                                                         Term of
                                                       Office and
                                         Position(s)    Length of
        Name, Age and Address of          Held with       Time
          Independent Trustee             Registrant     Served*
--------------------------------------- ------------- ------------
Dr. Manuel H. Johnson (53)              Trustee       Since
c/o Johnson Smick International, Inc.                 July 1991
2099 Pennsylvania Avenue, N.W.
Suite 950 Washington, D.C.

Michael E. Nugent (66)                  Trustee       Since
c/o Triumph Capital, L.P.                             July 1991
445 Park Avenue
New York, NY



                                                                                             Number of
                                                                                           Portfolios in
                                                                                               Fund
                                                                                              Complex
        Name, Age and Address of                                                             Overseen
          Independent Trustee              Principal Occupation(s) During Past 5 Years     by Trustee**
--------------------------------------- ------------------------------------------------- --------------
Dr. Manuel H. Johnson (53)              Chairman of the Audit Committee and Director      123
c/o Johnson Smick International, Inc.   or Trustee of the Morgan Stanley Funds and
2099 Pennsylvania Avenue, N.W.          TCW/DW Term Trust 2003; Senior Partner,
Suite 950                               Johnson Smick International, Inc., a consulting
Washington, D.C.                        firm; Co-Chairman and a founder of the Group
                                        of Seven Council (G7C), an international
                                        economic commission; formerly Vice Chairman
                                        of the Board of Governors of the Federal
                                        Reserve System and Assistant Secretary of the
                                        U.S. Treasury.

Michael E. Nugent (66)                  Chairman of the Insurance Committee and           214
c/o Triumph Capital, L.P.               Director or Trustee of the Morgan Stanley
445 Park Avenue                         Funds and TCW/DW Term Trust 2003; director/
New York, NY                            trustee of various investment companies
                                        managed by Morgan Stanley Investment
                                        Management Inc. and Morgan Stanley
                                        Investments LP (since July 2001); General
                                        Partner, Triumph Capital, L.P., a private
                                        investment partnership; formerly Vice
                                        President, Bankers Trust Company and BT
                                        Capital Corporation (1984-1988).



        Name, Age and Address of
          Independent Trustee                 Other Directorships Held by Trustee
--------------------------------------- ----------------------------------------------
Dr. Manuel H. Johnson (53)              Director of NVR, Inc. (home construction);
c/o Johnson Smick International, Inc.   Chairman and Trustee of the Financial
2099 Pennsylvania Avenue, N.W.          Accounting Foundation (oversight organization
Suite 950                               of the Financial Accounting Standards Board);
Washington, D.C.                        Director of RBS Greenwich Capital Holdings
                                        (financial holding company).

Michael E. Nugent (66)                  Director of various business organizations.
c/o Triumph Capital, L.P.
445 Park Avenue
New York, NY

TCW/DW Term Trust 2003
TRUSTEE AND OFFICER INFORMATION continued

Interested Trustees:

                                                          Term of
                                                        Office and
                                     Position(s)         Length of
   Name, Age and Address of           Held with            Time
      Interested Trustee              Registrant          Served*
------------------------------ ----------------------- ------------
Charles A. Fiumefreddo (69)    Chairman of the Board   Since
c/o Morgan Stanley Trust       and Trustee             July 1991
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          Trustee                 Since
c/o Morgan Stanley Trust                               June 2000
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Trustee                 Since
1585 Broadway                                          April 1994
New York, NY

                                                                                      Number of
                                                                                    Portfolios in
                                                                                        Fund
                                                                                       Complex
   Name, Age and Address of                                                           Overseen
      Interested Trustee           Principal Occupation(s) During Past 5 Years      by Trustee**
------------------------------ --------------------------------------------------- --------------
Charles A. Fiumefreddo (69)    Chairman and Director or Trustee of the             123
c/o Morgan Stanley Trust       Morgan Stanley Funds and TCW/DW Term Trust
Harborside Financial Center,   2003; formerly Chairman, Chief Executive
Plaza Two,                     Officer and Director of the Investment Manager,
Jersey City, NJ                the Distributor and Morgan Stanley Services,
                               Executive Vice President and Director of Morgan
                               Stanley DW, Chairman and Director of the Transfer
                               Agent, and Director and/or officer of various
                               Morgan Stanley subsidiaries (until June 1998) and
                               Chief Executive Officer of the Morgan Stanley
                               Funds and the TCW/DW Term Trusts (until September
                               2002).

James F. Higgins (54)          Director or Trustee of the Morgan Stanley           123
c/o Morgan Stanley Trust       Funds and TCW/DW Term Trust 2003 (since
Harborside Financial Center,   June 2000); Senior Advisor of Morgan Stanley
Plaza Two,                     (since August 2000); Director of the Distributor
Jersey City, NJ                and Dean Witter Realty Inc.; Director of AXA
                               Financial, Inc. and The Equitable Life Assurance
                               Society of the United States (financial
                               services); previously President and Chief
                               Operating Officer of the Private Client Group of
                               Morgan Stanley (May 1999-August 2000), President
                               and Chief Operating Officer of Individual
                               Securities of Morgan Stanley (February 1997-May
                               1999).

Philip J. Purcell (59)         Director or Trustee of the Morgan Stanley           123
1585 Broadway                  Funds and TCW/DW Term Trust 2003;
New York, NY                   Chairman of the Board of Directors and Chief
                               Executive Officer of Morgan Stanley and Morgan
                               Stanley DW; Director of the Distributor; Chairman
                               of the Board of Directors and Chief Executive
                               Officer of Novus Credit Services Inc.; Director
                               and/or officer of various Morgan Stanley
                               subsidiaries.

   Name, Age and Address of
      Interested Trustee            Other Directorships Held by Trustee
------------------------------ --------------------------------------------
Charles A. Fiumefreddo (69)    None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

James F. Higgins (54)          None
c/o Morgan Stanley Trust
Harborside Financial Center,
Plaza Two,
Jersey City, NJ

Philip J. Purcell (59)         Director of American Airlines, Inc. and its
1585 Broadway                  parent company, AMR Corporation.
New York, NY

------------
 * Each Trustee serves an indefinite term, until his or her successor is elected.

** The Fund Complex includes all open and closed-end funds (including all of their portfolios) advised by Morgan Stanley Investment Advisors Inc. and any funds that have an investment advisor that is an affiliated person of Morgan Stanley Investment Advisors Inc. (including but not limited to, Morgan Stanley Investment Management Inc., Morgan Stanley Investments LP and Van Kampen Asset Management Inc.).

TCW/DW Term Trust 2003
TRUSTEE AND OFFICER INFORMATION continued

Officers:

                                                        Term of
                                                       Office and
                                   Position(s)         Length of
   Name, Age and Address of         Held with             Time
       Executive Officer            Registrant          Served*
------------------------------ ------------------- -----------------
Mitchell M. Merin (49)         President and       President since
1221 Avenue of the Americas    Chief Executive     May 1999 and
New York, NY                   Officer             Chief Executive
                                                   Officer since
                                                   September 2002

Barry Fink (48)                Vice President,     Since
1221 Avenue of the Americas    Secretary and       February 1997
New York, NY                   General Counsel

Joseph J. McAlinden (60)       Vice President      Since
1221 Avenue of the Americas                        July 1995
New York, NY

Ronald E. Robison (64)         Vice President      Since
1221 Avenue of the Americas                        October 1998
New York, NY

Thomas F. Caloia (57)          Treasurer           Since
c/o Morgan Stanley Trust                           April 1989
Harborside Financial Center,
Plaza Two
Jersey City, NJ

Francis Smith (37)             Vice President      Since
c/o Morgan Stanley Trust       and Chief           September 2002
Harborside Financial Center,   Financial Officer
Plaza Two,
Jersey City, NJ



   Name, Age and Address of
       Executive Officer                                  Principal Occupation(s) During Past 5 Years
------------------------------ ------------------------------------------------------------------------------------------------
Mitchell M. Merin (49)         President and Chief Operating Officer of Morgan Stanley Investment Management (since
1221 Avenue of the Americas    December 1998); President, Director (since April 1997) and Chief Executive Officer (since
New York, NY                   June 1998) of the Investment Manager and Morgan Stanley Services; Chairman, Chief
                               Executive Officer and Director of the Distributor (since June 1998); Chairman (since June 1998)
                               and Director (since January 1998) of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President (since May 1999) and Chief Executive Officer (since September 2002)
                               of the Morgan Stanley Funds and TCW/DW Term Trust 2003; Trustee (since December 1999)
                               and President and Chief Executive Officer (since October 2002) of the Van Kampen Open-End
                               Funds and President and Chief Executive Officer (since December 2002) of the Van Kampen
                               Closed-End Funds; previously Chief Strategic Officer of the Investment Manager and Morgan
                               Stanley Services and Executive Vice President of the Distributor (April 1997-June 1998),
                               Vice President of the Morgan Stanley Funds and the TCW/DW Term Trusts (May 1997-April
                               1999), and Executive Vice President of Morgan Stanley.

Barry Fink (48)                General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan
1221 Avenue of the Americas    Stanley Investment Management; Managing Director (since December 2000), and Director
New York, NY                   (since July 1998) of the Investment Manager and Morgan Stanley Services; Assistant Secretary
                               of Morgan Stanley DW; Vice President, Secretary and General Counsel of the Morgan Stanley
                               Funds and TCW/DW Term Trust 2003 (since February 1997); Managing Director, Director and
                               Secretary of the Distributor; previously, Vice President and Assistant General Counsel of the
                               Investment Manager and Morgan Stanley Services (February 1997 - December 2001).

Joseph J. McAlinden (60)       Managing Director and Chief Investment Officer of the Investment Manager, Morgan Stanley
1221 Avenue of the Americas    Investment Management Inc. and Morgan Stanley Investments LP; Director of the Transfer
New York, NY                   Agent; Chief Investment Officer of the Van Kampen Funds.

Ronald E. Robison (64)         Managing Director, Chief Administrative Officer and Director (since February 1999) of the
1221 Avenue of the Americas    Investment Manager and Morgan Stanley Services and Chief Executive Officer and Director of
New York, NY                   the Transfer Agent; previously Managing Director of the TCW Group Inc.

Thomas F. Caloia (57)          Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager,
c/o Morgan Stanley Trust       the Distributor and Morgan Stanley Services; previously First Vice President of the Investment
Harborside Financial Center,   Manager, the Distributor and Morgan Stanley Services; Treasurer of the Morgan Stanley Funds.
Plaza Two
Jersey City, NJ

Francis Smith (37)             Vice President and Chief Financial Officer of the Morgan Stanley Funds and TCW/DW Term Trust
c/o Morgan Stanley Trust       2003 (since September 2002); Executive Director of the Investment Manager and Morgan
Harborside Financial Center,   Stanley Services (since December 2001); previously Vice President of the Investment Manager
Plaza Two,                     and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at
Jersey City, NJ                PricewaterhouseCoopers LLP (January 1998-August 2000).

------------
* Each Officer serves an indefinite term, until his or her successor is elected.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell


OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer


TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281


MANAGER

Morgan Stanley Services Company Inc.
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311


ADVISER

TCW Investment Management Company
865 South Figueroa Street, Suite 1800
Los Angeles, CA 90017



TCW/DW



TERM TRUST
2003



[GRAPHIC OMITTED]


Annual Report
March 31, 2003


37932RPT-10777D03-AS-4/03